Pension And Postretirement Benefits (Employee Benefit Obligation Amounts Recognized) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of employee benefit obligation	$ 0	$ 0
Employee benefit obligation	(9,322)	(13,851)
Net amount recognized	(9,322)	(13,851)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of employee benefit obligation	(1,949)	(2,116)
Employee benefit obligation	(19,376)	(26,020)
Net amount recognized	$ (21,325)	$ (28,136)